Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment	The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	4 to 50 years
Machinery and equipment	2 to 20 years

Aggregate Cost of Capital Leases Included in Property, Plant and Equipment and Related Accumulated Amortization

The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2013 and 2012 were as follows:

	Millions of yen
	2013	2012
Aggregate cost	¥23,184	¥27,409
Accumulated amortization	14,468	16,527